SUBSEQUENT EVENTS (Details 4) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
SUBSEQUENT EVENTS
Balance - beginning	$ 1,887,300	$ 1,258,000	$ 1,258,000	$ 314,300
Net changes in prices and production costs			0	0
Net changes in future development costs			0	0
Sales of oil and gas produced, net			(423,928)	(266,538)
Extensions, discoveries and improved recovery			0	0
Purchases of reserves			0	0
Sales of reserves			0	0
Revisions of previous quantity estimates			114,972	(99,613)
Previously estimated development costs incurred			0	0
Net change in income taxes	$ 0	$ 0	0	181,718
Accretion of discount			188,730	125,800
Other			749,526	962,333
Balance - ending			$ 1,887,300	$ 1,258,000